FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc.	97,000	$1,975,890

Entertainment - 1.2%
Electronic Arts Inc.	10,400	1,338,272
Nintendo Co. Ltd.	27,000	1,170,661	(a)

Total Entertainment		2,508,933

Interactive Media & Services - 3.6%
Alphabet Inc., Class A Shares	29,640	2,929,617	*
Alphabet Inc., Class C Shares	30,000	2,996,100	*
Auto Trader Group PLC	216,600	1,680,488	(a)

Total Interactive Media & Services		7,606,205

Media - 0.4%
Comcast Corp., Class A Shares	18,500	727,975

TOTAL COMMUNICATION SERVICES		12,819,003

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 2.9%
Ford Motor Co.	100,000	1,351,000
Mercedes-Benz Group AG	16,800	1,250,122	(a)
Subaru Corp.	64,500	1,059,841	(a)
Tesla Inc.	14,700	2,546,334	*

Total Automobiles		6,207,297

Household Durables - 0.6%
PulteGroup Inc.	24,000	1,365,360

Internet & Direct Marketing Retail - 1.5%
Amazon.com Inc.	22,200	2,289,486	*
eBay Inc.	16,500	816,750

Total Internet & Direct Marketing Retail		3,106,236

Specialty Retail - 3.8%
AutoZone Inc.	600	1,463,310	*
Home Depot Inc.	7,600	2,463,692
Lowe’s Cos. Inc.	11,600	2,415,700
O’Reilly Automotive Inc.	2,150	1,703,553	*

Total Specialty Retail		8,046,255

Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp.	3,700	1,581,676	*
NIKE Inc., Class B Shares	7,700	980,441
Pandora A/S	12,200	1,015,905	(a)

Total Textiles, Apparel & Luxury Goods		3,578,022

TOTAL CONSUMER DISCRETIONARY		22,303,170

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 6.3%
BJ’s Wholesale Club Holdings Inc.	19,000	$1,376,930	*
Carrefour SA	88,000	1,673,845	(a)
Costco Wholesale Corp.	4,050	2,070,117
Koninklijke Ahold Delhaize NV	70,000	2,089,288	(a)
Kroger Co.	40,000	1,785,200
Loblaw Cos. Ltd.	18,000	1,612,566
Walgreens Boots Alliance Inc.	36,500	1,345,390
Walmart Inc.	9,200	1,323,604

Total Food & Staples Retailing		13,276,940

Food Products - 1.3%
Hershey Co.	7,100	1,594,660
Tyson Foods Inc., Class A Shares	17,000	1,117,750

Total Food Products		2,712,410

Household Products - 0.3%
Procter & Gamble Co.	4,400	626,472

TOTAL CONSUMER STAPLES		16,615,822

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
BP PLC	324,000	1,957,043	(a)
Exxon Mobil Corp.	32,300	3,747,123
Imperial Oil Ltd.	37,500	2,049,528
Inpex Corp.	116,000	1,274,683	(a)
Marathon Petroleum Corp.	16,000	2,056,320
Repsol SA	95,000	1,560,550	(a)
Suncor Energy Inc.	27,000	937,101

TOTAL ENERGY		13,582,348

FINANCIALS - 14.1%
Banks - 6.4%
Bank of America Corp.	28,000	993,440
BNP Paribas SA	25,000	1,717,047	(a)
BOC Hong Kong Holdings Ltd.	310,000	1,083,415	(a)
Citigroup Inc.	38,800	2,026,136
HSBC Holdings PLC	210,000	1,547,353	(a)
JPMorgan Chase & Co.	16,900	2,365,324
Natwest Group PLC	443,000	1,690,071	(a)
Wells Fargo & Co.	46,500	2,179,455

Total Banks		13,602,241

Capital Markets - 0.8%
Deutsche Bank AG, Registered Shares	122,200	1,630,847	(a)

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2023 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Finance - 2.0%
Ally Financial Inc.	44,000	$1,429,560
Capital One Financial Corp.	11,500	1,368,500
Synchrony Financial	40,500	1,487,565

Total Consumer Finance		4,285,625

Insurance - 4.9%
Allianz SE, Registered Shares	7,524	1,799,093	(a)
American International Group Inc.	27,000	1,706,940
Dai-ichi Life Holdings Inc.	60,000	1,407,767	(a)
Direct Line Insurance Group PLC	200,000	438,529	(a)
Hartford Financial Services Group Inc.	20,000	1,552,200
Japan Post Holdings Co. Ltd.	170,000	1,492,509	(a)
MetLife Inc.	27,500	2,008,050

Total Insurance		10,405,088

TOTAL FINANCIALS		29,923,801

HEALTH CARE - 13.7%
Biotechnology - 1.0%
Vertex Pharmaceuticals Inc.	6,400	2,067,840	*

Health Care Equipment & Supplies - 0.8%
IDEXX Laboratories Inc.	3,500	1,681,750	*

Health Care Providers & Services - 7.2%
Cardinal Health Inc.	17,000	1,313,250
Cigna Corp.	5,300	1,678,351
CVS Health Corp.	19,400	1,711,468
Elevance Health Inc.	3,500	1,749,965
HCA Healthcare Inc.	7,100	1,810,997
McKesson Corp.	5,700	2,158,476
Molina Healthcare Inc.	5,700	1,777,431	*
UnitedHealth Group Inc.	6,300	3,144,897

Total Health Care Providers & Services		15,344,835

Life Sciences Tools & Services - 0.8%
Mettler-Toledo International Inc.	1,100	1,686,212	*

Pharmaceuticals - 3.9%
Novo Nordisk A/S, Class B Shares	20,600	2,850,832	(a)
Ono Pharmaceutical Co. Ltd.	51,000	1,106,634	(a)
Pfizer Inc.	53,000	2,340,480
Roche Holding AG	6,100	1,904,239	(a)

Total Pharmaceuticals		8,202,185

TOTAL HEALTH CARE		28,982,822

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.5%
Aerospace & Defense - 0.6%
Airbus SE	9,700	$1,216,049	(a)

Air Freight & Logistics - 1.3%
FedEx Corp.	4,800	930,528
United Parcel Service Inc., Class B Shares	9,700	1,796,731

Total Air Freight & Logistics		2,727,259

Building Products - 1.2%
Masco Corp.	21,600	1,149,120
Owens Corning	14,600	1,411,090

Total Building Products		2,560,210

Industrial Conglomerates - 0.3%
GS Holdings Corp.	19,000	682,724	(a)

Machinery - 2.3%
Caterpillar Inc.	7,600	1,917,404
CNH Industrial NV	84,500	1,494,919	(a)
Deere & Co.	3,350	1,416,514

Total Machinery		4,828,837

Marine - 1.0%
A.P. Moller - Maersk A/S, Class B Shares	470	1,022,388	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,132,669	(a)

Total Marine		2,155,057

Professional Services - 1.4%
Robert Half International Inc.	16,500	1,385,340
Wolters Kluwer NV	13,900	1,515,419	(a)

Total Professional Services		2,900,759

Road & Rail - 1.6%
CSX Corp.	52,000	1,607,840
Old Dominion Freight Line Inc.	5,300	1,766,172

Total Road & Rail		3,374,012

Trading Companies & Distributors - 0.8%
W.W. Grainger Inc.	2,900	1,709,492

TOTAL INDUSTRIALS		22,154,399

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.6%
Arista Networks Inc.	12,000	1,512,240	*
Cisco Systems Inc.	43,300	2,107,411
Nokia Oyj	253,300	1,201,026	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	713,457	(a)

Total Communications Equipment		5,534,134

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2023 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
IT Services - 2.2%
Automatic Data Processing Inc.	6,400	$1,445,184
Gartner Inc.	4,200	1,420,188	*
Mastercard Inc., Class A Shares	4,700	1,741,820

Total IT Services		4,607,192

Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials Inc.	18,700	2,084,863
ASML Holding NV	4,000	2,646,590	(a)
KLA Corp.	3,900	1,530,672
Lam Research Corp.	3,200	1,600,320
QUALCOMM Inc.	14,300	1,904,903

Total Semiconductors & Semiconductor Equipment		9,767,348

Software - 4.1%
Check Point Software Technologies Ltd.	12,100	1,539,120	*
Fortinet Inc.	27,200	1,423,648	*
Microsoft Corp.	22,800	5,650,068

Total Software		8,612,836

Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc.	69,600	10,042,584
Logitech International SA, Registered Shares	17,000	994,785	(a)
NetApp Inc.	20,685	1,369,968
Samsung Electronics Co. Ltd.	24,679	1,229,267	(a)

Total Technology Hardware, Storage & Peripherals		13,636,604

TOTAL INFORMATION TECHNOLOGY		42,158,114

MATERIALS - 4.6%
Chemicals - 3.1%
CF Industries Holdings Inc.	13,600	1,151,920
Huntsman Corp.	37,500	1,188,375
LyondellBasell Industries NV, Class A Shares	15,000	1,450,350
Nutrien Ltd.	16,600	1,374,112
Shin-Etsu Chemical Co. Ltd.	10,500	1,547,943	(a)

Total Chemicals		6,712,700

Metals & Mining - 1.5%
Nippon Steel Corp.	74,200	1,544,454	(a)
South32 Ltd.	490,000	1,572,376	(a)

Total Metals & Mining		3,116,830

TOTAL MATERIALS		9,829,530

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2023 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Dexus		184,700	$1,070,902	(a)
Host Hotels & Resorts Inc.		81,800	1,541,930
Stockland		440,000	1,229,479	(a)

Total Equity Real Estate Investment Trusts (REITs)			3,842,311

Real Estate Management & Development - 1.3%
CK Asset Holdings Ltd.		225,500	1,441,737	(a)
Daito Trust Construction Co. Ltd.		13,500	1,334,051	(a)

Total Real Estate Management & Development			2,775,788

TOTAL REAL ESTATE			6,618,099

UTILITIES - 2.6%
Electric Utilities - 1.3%
Iberdrola SA		105,000	1,231,836	(a)
NRG Energy Inc.		41,100	1,406,442

Total Electric Utilities			2,638,278

Gas Utilities - 0.7%
Tokyo Gas Co. Ltd.		69,000	1,444,840	(a)

Multi-Utilities - 0.6%
Atco Ltd., Class I Shares		41,500	1,320,589

TOTAL UTILITIES			5,403,707

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,853,977)			210,390,815

RATE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,107,909)	4.301%	1,107,909	1,107,909	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $162,961,886)			211,498,724
Other Assets in Excess of Liabilities - 0.1%			154,012

TOTAL NET ASSETS - 100.0%			$211,652,736

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$9,967,854	$2,851,149	—	$12,819,003
Consumer Discretionary	18,977,302	3,325,868	—	22,303,170
Consumer Staples	12,852,689	3,763,133	—	16,615,822
Energy	8,790,072	4,792,276	—	13,582,348
Financials	17,117,170	12,806,631	—	29,923,801
Health Care	23,121,117	5,861,705	—	28,982,822
Industrials	15,090,231	7,064,168	—	22,154,399
Information Technology	35,372,989	6,785,125	—	42,158,114
Materials	5,164,757	4,664,773	—	9,829,530
Real Estate	1,541,930	5,076,169	—	6,618,099
Utilities	2,727,031	2,676,676	—	5,403,707

Total Long-Term Investments	150,723,142	59,667,673	—	210,390,815

Short-Term Investments†	1,107,909	—	—	1,107,909

Total Investments	$151,831,051	$59,667,673	—	$211,498,724

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9